Direxion Daily Top 10 Communication Services Bull 2X ETF Expense Example - Direxion Daily Top 10 Communication Services Bull 2X ETF - Direxion Daily Top 10 Communication Services Bull 2X ETF	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	$ 313